SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Leases
2025	$ 36,361
2026	42,529
2027	49,401
2028	57,048
2029	42,336
Total Lease liabilities	$ 227,675